Restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Cash and cash equivalents	$1,204,018	$1,659,669
Restricted cash	211,017	364,456
Total cash, cash equivalents and restricted cash	$1,415,035	$2,024,125

Schedule of restricted cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Cash and cash equivalents	$1,204,018	$1,659,669
Restricted cash	211,017	364,456
Total cash, cash equivalents and restricted cash	$1,415,035	$2,024,125